Stock-Based Compensation - Schedule of Unvested Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unvested Options [Abstract]
Options, Non-vested options balance	1,778,147	1,683,867
Weighted Average Grant-Date Fair Value, Non-vested options balance	$ 0.11	$ 0.15
Options, Granted	1,351,474	1,136,840
Weighted Average Grant-Date Fair Value, Granted	$ 1.29	$ 0.07
Options, Forfeited	(36,075)	(185,641)
Weighted Average Grant-Date Fair Value, Forfeited	$ 0.97	$ 0.08
Options, Vested	(2,587,665)	(856,919)
Weighted Average Grant-Date Fair Value, Vested		$ 0.13
Options, Non-vested options balance	505,881	1,778,147
Weighted Average Grant-Date Fair Value, Non-vested options balance	$ 3	$ 0.11